December 31, 2010

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Annual Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statement of Cash Flows	C-19

Financial Highlights	C-20

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-3

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-7

Special Meetings of Shareholders	F-13

Where to Go for More Information	F-14

     The 2010 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2010 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management	22,578,115	$227,913,865	$227,712,365
Diversified Bond	Diversified Bond	4,587,282	44,222,553	45,938,874
Floating Rate Loan	Floating Rate Loan	2,235,142	15,904,142	16,743,096
High Yield Bond	High Yield Bond	14,536,286	80,872,757	93,159,813
Inflation Managed	Inflation Managed	15,331,358	171,223,462	180,867,269
Managed Bond	Managed Bond	40,113,838	444,634,009	467,929,968
Short Duration Bond	Short Duration Bond	6,430,895	60,286,260	60,769,944
American Funds® Growth	American Funds Growth	7,958,816	61,812,091	66,985,498
American Funds Growth-Income	American Funds Growth-Income	6,226,692	66,206,008	58,135,359
Comstock	Comstock	7,110,805	63,631,807	61,251,775
Dividend Growth	Dividend Growth	4,559,475	50,362,090	44,378,598
Equity Index	Equity Index	15,720,068	415,115,696	431,802,216
Focused 30	Focused 30	3,108,294	37,712,195	38,834,530
Growth LT	Growth LT	9,967,368	181,610,537	197,865,222
Large-Cap Growth	Large-Cap Growth	9,351,468	58,480,819	55,384,517
Large-Cap Value	Large-Cap Value	11,346,494	137,873,835	128,065,906
Long/Short Large-Cap	Long/Short Large-Cap	3,109,453	26,249,552	28,741,845
Main Street® Core	Main Street Core	8,789,673	169,268,665	170,543,875
Mid-Cap Equity	Mid-Cap Equity	9,100,313	140,067,813	133,930,780
Mid-Cap Growth	Mid-Cap Growth	6,098,578	47,424,850	61,143,775
Mid-Cap Value	Mid-Cap Value	1,588,235	17,256,281	22,737,488
Small-Cap Equity	Small-Cap Equity	1,960,428	23,362,041	27,952,511
Small-Cap Growth	Small-Cap Growth	3,541,764	35,936,794	42,009,051
Small-Cap Index	Small-Cap Index	16,822,433	208,943,546	194,874,565
Small-Cap Value	Small-Cap Value	4,376,076	53,549,689	59,962,802
Health Sciences	Health Sciences	1,727,819	15,903,965	19,987,427
Real Estate	Real Estate	5,118,672	68,559,847	74,548,762
Technology	Technology	2,932,002	13,006,190	16,210,253
Emerging Markets	Emerging Markets	10,601,929	155,107,012	181,109,030
International Large-Cap	International Large-Cap	21,032,445	165,246,654	139,522,866
International Small-Cap	International Small-Cap	2,723,774	21,610,755	22,983,228
International Value	International Value	13,279,172	202,968,519	144,944,672
American Funds Asset Allocation	American Funds Asset Allocation	284,905	3,618,543	4,074,039
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth	132,094	1,504,997	1,572,701
Pacific Dynamix — Moderate Growth	Pacific Dynamix - Moderate Growth	258,374	3,152,628	3,305,173
Pacific Dynamix — Growth	Pacific Dynamix - Growth	326,436	4,054,930	4,320,166

	M Fund, Inc.
I	M International Equity	5,720,044	84,606,766	67,038,917
II	M Large Cap Growth	1,857,641	26,780,419	30,149,513
III	M Capital Appreciation	1,602,252	35,021,167	41,562,420
V	M Business Opportunity Value	2,087,609	19,987,509	21,502,370

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	885,639	8,961,765	10,530,248
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,393,331	43,857,391	49,169,368

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,062,946	47,684,594	48,458,606
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	77,876	765,034	797,455
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	181,705	1,817,861	1,918,806
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	237,375	2,226,104	2,528,048
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	246,421	2,334,731	2,599,737
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	401,797	4,322,200	4,194,765
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	193,922	1,751,599	1,974,122
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	86,369	2,479,289	3,171,488
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,085,895	29,848,283	34,889,819
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	415,266	3,430,597	4,065,449

	Franklin Templeton Variable Insurance Products Trust
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	735,248	13,816,040	14,329,977

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	8,569	134,763	140,367

See Notes to Financial Statements	See explanation of references on G-2

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Janus Aspen Series
Overseas Service Class	Overseas Service Class	976,077	$40,698,070	$54,699,344
Enterprise Service Class	Enterprise Service Class	102,994	2,989,214	3,865,364

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity	Lazard Retirement U.S. Strategic Equity	57,238	451,662	525,441

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth — Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	47,311	662,448	766,441
Legg Mason ClearBridge Variable Mid Cap Core — Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	606,957	6,854,948	8,060,384

	Lord Abbett Series Fund, Inc.
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	118,600	1,884,749	2,094,468

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	419,138	5,987,787	7,435,504
MFS Utilities Series Service Class	MFS Utilities Series Service Class	656,961	14,691,551	16,391,183

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	76,981	843,392	933,783

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	902,630	8,080,347	9,946,986
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	2,192,663	40,846,757	43,590,132

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets	Van Eck VIP Global Hard Assets	2,114,952	64,287,994	79,670,260

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$227,712,365	$45,938,874	$16,743,096	$93,159,813	$180,867,269	$467,929,968	$60,769,944
Receivables:
Due from Pacific Life Insurance Company	353,540	31,908	3,348	41,263	71,563	291,610	43,013

Total Assets	228,065,905	45,970,782	16,746,444	93,201,076	180,938,832	468,221,578	60,812,957

LIABILITIES
Payables:
Fund shares purchased	353,540	31,901	3,348	41,211	71,563	291,590	43,013
Other	208	—	11	—	49	—	1

Total Liabilities	353,748	31,901	3,359	41,211	71,612	291,590	43,014

NET ASSETS	$227,712,157	$45,938,881	$16,743,085	$93,159,865	$180,867,220	$467,929,988	$60,769,943

Units Outstanding	9,729,669	3,791,432	1,809,305	1,872,440	3,620,675	8,533,863	5,041,165

Accumulation Unit Value	$23.40	$12.12	$9.25	$49.75	$49.95	$54.83	$12.05

Cost of Investments	$227,913,865	$44,222,553	$15,904,142	$80,872,757	$171,223,462	$444,634,009	$60,286,260

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

ASSETS
Investments in affiliated mutual funds, at value	$66,985,498	$58,135,359	$61,251,775	$44,378,598	$431,802,216	$38,834,530	$197,865,222
Receivables:
Due from Pacific Life Insurance Company	75,008	11,964	10,171	13,982	100,358	58,177	—
Fund shares redeemed	—	—	—	—	—	—	47,776

Total Assets	67,060,506	58,147,323	61,261,946	44,392,580	431,902,574	38,892,707	197,912,998

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	47,756
Fund shares purchased	75,008	11,964	10,046	13,934	100,245	58,142	—
Other	22	2,738	—	—	—	—	—

Total Liabilities	75,030	14,702	10,046	13,934	100,245	58,142	47,756

NET ASSETS	$66,985,476	$58,132,621	$61,251,900	$44,378,646	$431,802,329	$38,834,565	$197,865,242

Units Outstanding	4,956,516	4,900,290	5,245,577	3,364,536	8,351,318	2,855,173	4,365,102

Accumulation Unit Value	$13.51	$11.86	$11.68	$13.19	$51.70	$13.60	$45.33

Cost of Investments	$61,812,091	$66,206,008	$63,631,807	$50,362,090	$415,115,696	$37,712,195	$181,610,537

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

ASSETS
Investments in affiliated mutual funds, at value	$55,384,517	$128,065,906	$28,741,845	$170,543,875	$133,930,780	$61,143,775	$22,737,488
Receivables:
Due from Pacific Life Insurance Company	2,685	47,444	8,527	—	—	—	—
Fund shares redeemed	—	—	—	18,835	47,894	27,461	96,174

Total Assets	55,387,202	128,113,350	28,750,372	170,562,710	133,978,674	61,171,236	22,833,662

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	18,793	47,703	27,461	96,171
Fund shares purchased	2,685	47,239	8,515	—	—	—	—
Other	6	—	—	—	—	56	—

Total Liabilities	2,691	47,239	8,515	18,793	47,703	27,517	96,171

NET ASSETS	$55,384,511	$128,066,111	$28,741,857	$170,543,917	$133,930,971	$61,143,719	$22,737,491

Units Outstanding	7,661,406	8,424,306	3,041,545	3,359,667	5,141,209	5,306,875	1,286,973

Accumulation Unit Value	$7.23	$15.20	$9.45	$50.76	$26.05	$11.52	$17.67

Cost of Investments	$58,480,819	$137,873,835	$26,249,552	$169,268,665	$140,067,813	$47,424,850	$17,256,281

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

ASSETS
Investments in affiliated mutual funds, at value	$27,952,511	$42,009,051	$194,874,565	$59,962,802	$19,987,427	$74,548,762	$16,210,253
Receivables:
Due from Pacific Life Insurance Company	—	—	—	70,746	25,499	—	—
Fund shares redeemed	2,870	12,397	156,752	—	—	82,602	21,407

Total Assets	27,955,381	42,021,448	195,031,317	60,033,548	20,012,926	74,631,364	16,231,660

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,832	12,331	156,752	—	—	82,602	21,407
Fund shares purchased	—	—	—	70,746	25,492	—	—
Other	—	—	143	8	—	25	7

Total Liabilities	2,832	12,331	156,895	70,754	25,492	82,627	21,414

NET ASSETS	$27,952,549	$42,009,117	$194,874,422	$59,962,794	$19,987,434	$74,548,737	$16,210,246

Units Outstanding	1,664,356	2,735,185	9,810,313	2,364,561	1,160,667	1,959,415	2,239,991

Accumulation Unit Value	$16.79	$15.36	$19.86	$25.36	$17.22	$38.05	$7.24

Cost of Investments	$23,362,041	$35,936,794	$208,943,546	$53,549,689	$15,903,965	$68,559,847	$13,006,190

						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$181,109,030	$139,522,866	$22,983,228	$144,944,672	$4,074,039	$1,572,701	$3,305,173
Receivables:
Due from Pacific Life Insurance Company	158,731	6,920	1,795	40,346	245	3,950	10

Total Assets	181,267,761	139,529,786	22,985,023	144,985,018	4,074,284	1,576,651	3,305,183

LIABILITIES
Payables:
Fund shares purchased	158,731	6,920	1,758	40,346	245	3,950	10
Other	115	145	—	37	—	—	—

Total Liabilities	158,846	7,065	1,758	40,383	245	3,950	10

NET ASSETS	$181,108,915	$139,522,721	$22,983,265	$144,944,635	$4,074,039	$1,572,701	$3,305,173

Units Outstanding	4,494,799	11,444,631	2,508,860	6,077,155	280,119	124,819	246,917

Accumulation Unit Value	$40.29	$12.19	$9.16	$23.85	$14.54	$12.60	$13.39

Cost of Investments	$155,107,012	$165,246,654	$21,610,755	$202,968,519	$3,618,543	$1,504,997	$3,152,628

	Pacific
	Dynamix -
	Growth

ASSETS
Investments in affiliated mutual funds, at value	$4,320,166
Receivables:
Due from Pacific Life Insurance Company	542

Total Assets	4,320,708

LIABILITIES
Payables:
Fund shares purchased	542

Total Liabilities	542

NET ASSETS	$4,320,166

Units Outstanding	305,265

Accumulation Unit Value	$14.15

Cost of Investments	$4,054,930

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

ASSETS
Investments in mutual funds, at value	$67,038,917	$30,149,513	$41,562,420	$21,502,370	$10,530,248	$49,169,368	$48,458,606
Receivables:
Due from Pacific Life Insurance Company	262,061	28,971	—	117,907	66	15,204	5,715
Fund shares redeemed	—	—	49,314	—	—	—	—

Total Assets	67,300,978	30,178,484	41,611,734	21,620,277	10,530,314	49,184,572	48,464,321

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	49,314	—	—	—	—
Fund shares purchased	262,025	28,971	—	117,906	60	15,195	5,715
Other	—	19	3	—	—	—	58

Total Liabilities	262,025	28,990	49,317	117,906	60	15,195	5,773

NET ASSETS	$67,038,953	$30,149,494	$41,562,417	$21,502,371	$10,530,254	$49,169,377	$48,458,548

Units Outstanding	2,255,782	1,256,305	997,020	1,422,833	897,535	3,105,465	3,552,968

Accumulation Unit Value	$29.72	$24.00	$41.69	$15.11	$11.73	$15.83	$13.64

Cost of Investments	$84,606,766	$26,780,419	$35,021,167	$19,987,509	$8,961,765	$43,857,391	$47,684,594

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$797,455	$1,918,806	$2,528,048	$2,599,737	$4,194,765	$1,974,122	$3,171,488
Receivables:
Due from Pacific Life Insurance Company	46	470	—	660	1,001	1,138	758

Total Assets	797,501	1,919,276	2,528,048	2,600,397	4,195,766	1,975,260	3,172,246

LIABILITIES
Payables:
Fund shares purchased	46	470	—	658	999	1,138	750
Other	—	2	—	—	—	—	—

Total Liabilities	46	472	—	658	999	1,138	750

NET ASSETS	$797,455	$1,918,804	$2,528,048	$2,599,739	$4,194,767	$1,974,122	$3,171,496

Units Outstanding	72,439	185,488	249,617	267,890	434,697	215,248	264,000

Accumulation Unit Value	$11.01	$10.34	$10.13	$9.70	$9.65	$9.17	$12.01

Cost of Investments	$765,034	$1,817,861	$2,226,104	$2,334,731	$4,322,200	$1,751,599	$2,479,289

			Templeton				Lazard
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			Retirement
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	U.S. Strategic
	Service Class 2	Service Class 2	Class 2	Class 3	Service Class	Service Class	Equity

ASSETS
Investments in mutual funds, at value	$34,889,819	$4,065,449	$14,329,977	$140,367	$54,699,344	$3,865,364	$525,441
Receivables:
Due from Pacific Life Insurance Company	65,625	3,624	—	5	90,208	523	1,823
Fund shares redeemed	—	—	7,519	—	—	—	—

Total Assets	34,955,444	4,069,073	14,337,496	140,372	54,789,552	3,865,887	527,264

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	7,519	—	—	—	—
Fund shares purchased	65,544	3,624	—	5	90,208	523	1,823
Other	—	—	—	—	256	1	2

Total Liabilities	65,544	3,624	7,519	5	90,464	524	1,825

NET ASSETS	$34,889,900	$4,065,449	$14,329,977	$140,367	$54,699,088	$3,865,363	$525,439

Units Outstanding	2,138,123	325,984	1,364,811	13,250	4,273,891	342,830	60,077

Accumulation Unit Value	$16.32	$12.47	$10.50	$10.59	$12.80	$11.27	$8.75

Cost of Investments	$29,848,283	$3,430,597	$13,816,040	$134,763	$40,698,070	$2,989,214	$451,662

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	Royce	T. Rowe Price
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Micro-Cap	Blue Chip
	Growth — Class II	Core — Class II	Equity Class VC	Service Class	Service Class	Service Class	Growth — II

ASSETS
Investments in mutual funds, at value	$766,441	$8,060,384	$2,094,468	$7,435,504	$16,391,183	$933,783	$9,946,986
Receivables:
Due from Pacific Life Insurance Company	575	280	—	17,734	607	184	67,210

Total Assets	767,016	8,060,664	2,094,468	7,453,238	16,391,790	933,967	10,014,196

LIABILITIES
Payables:
Fund shares purchased	575	280	—	17,732	601	184	67,204
Other	1	5	—	—	—	1	—

Total Liabilities	576	285	—	17,732	601	185	67,204

NET ASSETS	$766,440	$8,060,379	$2,094,468	$7,435,506	$16,391,189	$933,782	$9,946,992

Units Outstanding	79,313	770,236	196,426	582,663	1,569,241	80,595	799,091

Accumulation Unit Value	$9.66	$10.46	$10.66	$12.76	$10.45	$11.59	$12.45

Cost of Investments	$662,448	$6,854,948	$1,884,749	$5,987,787	$14,691,551	$843,392	$8,080,347

	T. Rowe Price	Van Eck
	Equity	VIP Global
	Income — II	Hard Assets

ASSETS
Investments in mutual funds, at value	$43,590,132	$79,670,260
Receivables:
Due from Pacific Life Insurance Company	57,987	—
Fund shares redeemed	—	10,848

Total Assets	43,648,119	79,681,108

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	10,848
Fund shares purchased	57,987	—
Other	48	16

Total Liabilities	58,035	10,864

NET ASSETS	$43,590,084	$79,670,244

Units Outstanding	3,772,800	2,798,427

Accumulation Unit Value	$11.55	$28.47

Cost of Investments	$40,846,757	$64,287,994

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$13,494	$1,305,632	$765,056	$6,847,221	$3,659,261	$15,592,563	$887,142

Net Investment Income	13,494	1,305,632	765,056	6,847,221	3,659,261	15,592,563	887,142

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(623,909)	(123,822)	(1,008,746)	(350,586)	(1,768,439)	2,049,823	(419,048)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(623,909)	(123,822)	(1,008,746)	(350,586)	(1,768,439)	2,049,823	(419,048)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	463,670	1,818,408	1,378,564	5,356,043	13,368,757	20,253,338	1,311,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($146,745)	$3,000,218	$1,134,874	$11,852,678	$15,259,579	$37,895,724	$1,780,004

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,666	$3	$712,207	$377,647	$8,120,888	$—	$2,099,225

Net Investment Income	1,666	3	712,207	377,647	8,120,888	—	2,099,225

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(14,748,531)	(4,220,196)	(5,321,190)	(1,545,726)	3,904,968	(2,933,702)	2,845,519
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(14,748,531)	(4,220,196)	(5,321,190)	(1,545,726)	3,904,968	(2,933,702)	2,845,519

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	24,715,313	10,158,441	12,915,425	5,118,978	46,020,281	6,210,787	15,450,990

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,968,448	$5,938,248	$8,306,442	$3,950,899	$58,046,137	$3,277,085	$20,395,734

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$1,885,755	$218,718	$1,274,309	$1,207,256	$101,421	$218,315

Net Investment Income	—	1,885,755	218,718	1,274,309	1,207,256	101,421	218,315

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(2,822,618)	(1,691,016)	(327,711)	2,548,741	(7,337,627)	(3,076,480)	817,848
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(2,822,618)	(1,691,016)	(327,711)	2,548,741	(7,337,627)	(3,076,480)	817,848

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	9,946,280	10,651,893	3,239,819	15,347,351	33,018,630	18,371,723	2,910,086

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,123,662	$10,846,632	$3,130,826	$19,170,401	$26,888,259	$15,396,664	$3,946,249

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$172,154	$—	$1,482,111	$1,145,736	$—	$956,452	$—

Net Investment Income	172,154	—	1,482,111	1,145,736	—	956,452	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(28,507)	(38,159)	(9,742,303)	(3,912,063)	(897,632)	(15,711,821)	(2,262,520)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(28,507)	(38,159)	(9,742,303)	(3,912,063)	(897,632)	(15,711,821)	(2,262,520)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	4,164,746	8,929,482	49,734,466	15,605,145	4,623,300	33,270,658	4,914,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,308,393	$8,891,323	$41,474,274	$12,838,818	$3,725,668	$18,515,289	$2,651,494

						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,724,554	$1,435,123	$521,433	$3,904,598	$—	$26,012	$50,213

Net Investment Income	1,724,554	1,435,123	521,433	3,904,598	—	26,012	50,213

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(9,067,176)	(12,575,662)	(2,948,565)	(7,621,588)	213,277	13,846	27,947
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	29,232	44,970

Realized Gain (Loss)	(9,067,176)	(12,575,662)	(2,948,565)	(7,621,588)	213,277	43,078	72,917

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	44,081,334	23,619,346	7,214,577	6,530,711	346,719	69,292	129,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,738,712	$12,478,807	$4,787,445	$2,813,721	$559,996	$138,382	$252,763

	Pacific
	Dynamix -
	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$49,011

Net Investment Income	49,011

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of affiliated mutual fund investments	101,936
Capital gain distributions from affiliated mutual fund investments	118,905

Realized Gain	220,841

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	146,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$416,011

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$2,112,218	$98,910	$77,216	$153,962	$139,102	$516,708	$450,372

Net Investment Income	2,112,218	98,910	77,216	153,962	139,102	516,708	450,372

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(7,904,229)	(2,052,885)	(1,939,475)	(2,501,565)	(958,552)	(775,303)	(7,096,720)
Capital gain distributions from mutual fund investments	—	—	—	—	—	280,657	20,555

Realized Loss	(7,904,229)	(2,052,885)	(1,939,475)	(2,501,565)	(958,552)	(494,646)	(7,076,165)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	8,587,949	7,568,447	10,845,903	4,051,415	1,942,515	4,080,790	13,780,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,795,938	$5,614,472	$8,983,644	$1,703,812	$1,123,065	$4,102,852	$7,154,503

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$13,155	$35,573	$46,884	$48,825	$78,448	$32,033	$860

Net Investment Income	13,155	35,573	46,884	48,825	78,448	32,033	860

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	22,931	37,401	13,418	40,245	(67,398)	223,012	(1,384,457)
Capital gain distributions from mutual fund investments	20,295	28,516	26,314	16,240	22,056	16,173	12,155

Realized Gain (Loss)	43,226	65,917	39,732	56,485	(45,342)	239,185	(1,372,302)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(2,258)	40,547	125,281	185,610	417,439	88,301	1,862,917

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,123	$142,037	$211,897	$290,920	$450,545	$359,519	$491,475

			Templeton				Lazard
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			Retirement
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	U.S. Strategic
	Service Class 2	Service Class 2	Class 2(1)	Class 3(1)	Service Class	Service Class	Equity

INVESTMENT INCOME
Dividends from mutual fund investments	$37,805	$10,780	$7,892	$1,597	$241,552	$—	$3,436

Net Investment Income	37,805	10,780	7,892	1,597	241,552	—	3,436

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,073,202)	532,665	19,293	298	(659,604)	(331,875)	32,829
Capital gain distributions from mutual fund investments	101,001	—	1,428	—	—	—	—

Realized Gain (Loss)	(972,201)	532,665	20,721	298	(659,604)	(331,875)	32,829

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	8,869,825	186,572	513,936	5,604	10,379,495	1,072,261	21,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,935,429	$730,017	$542,549	$7,499	$9,961,443	$740,386	$57,328

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	Royce	T. Rowe Price
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Micro-Cap	Blue Chip
	Growth — Class II	Core — Class II	Equity Class VC(1)	Service Class	Service Class	Service Class(1)	Growth — II

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$5,355	$—	$346,929	$13,501	$—

Net Investment Income	—	—	5,355	—	346,929	13,501	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	40,059	370,452	18,835	625,712	(103,849)	8,792	(427,545)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	40,059	370,452	18,835	625,712	(103,849)	8,792	(427,545)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	60,030	753,288	209,720	998,607	1,797,486	90,392	1,677,090

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,089	$1,123,740	$233,910	$1,624,319	$2,040,566	$112,685	$1,249,545

	T. Rowe Price	Van Eck
	Equity	VIP Global
	Income — II	Hard Assets

INVESTMENT INCOME
Dividends from mutual fund investments	$582,445	$255,211

Net Investment Income	582,445	255,211

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(1,581,815)	(3,870,060)
Capital gain distributions from mutual fund investments	—	—

Realized Loss	(1,581,815)	(3,870,060)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	6,302,263	20,792,477

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,302,893	$17,177,628

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,494	$781,732	$1,305,632	$992,232	$765,056	$571,152
Realized loss	(623,909)	(456,726)	(123,822)	(771,661)	(1,008,746)	(1,151,584)
Change in unrealized appreciation on investments	463,670	192,527	1,818,408	3,179,298	1,378,564	2,908,915

Net Increase (Decrease) in Net Assets Resulting from Operations	(146,745)	517,533	3,000,218	3,399,869	1,134,874	2,328,483

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	107,493,660	163,752,450	4,548,183	3,541,905	1,447,669	1,407,556
Transfers between variable and fixed accounts, net	(95,699,203)	(70,658,064)	14,603,050	5,806,312	2,418,444	6,382,569
Policy maintenance charges	(24,987,497)	(32,109,982)	(3,281,498)	(2,657,949)	(1,221,440)	(1,026,280)
Policy benefits and terminations	(51,211,679)	(53,474,950)	(2,490,736)	(3,061,952)	(1,624,877)	(1,223,805)
Other	(1,219,158)	(11,717,543)	(467,470)	(380,679)	(171,836)	(137,586)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(65,623,877)	(4,208,089)	12,911,529	3,247,637	847,960	5,402,454

NET INCREASE (DECREASE) IN NET ASSETS	(65,770,622)	(3,690,556)	15,911,747	6,647,506	1,982,834	7,730,937

NET ASSETS
Beginning of Year	293,482,779	297,173,335	30,027,134	23,379,628	14,760,251	7,029,314

End of Year	$227,712,157	$293,482,779	$45,938,881	$30,027,134	$16,743,085	$14,760,251

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,847,221	$6,969,695	$3,659,261	$6,558,459	$15,592,563	$27,850,176
Realized gain (loss)	(350,586)	(8,811,932)	(1,768,439)	2,730,909	2,049,823	25,329,404
Change in unrealized appreciation on investments	5,356,043	31,179,587	13,368,757	20,792,740	20,253,338	24,683,325

Net Increase in Net Assets Resulting from Operations	11,852,678	29,337,350	15,259,579	30,082,108	37,895,724	77,862,905

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,920,766	5,679,239	14,636,251	14,776,195	25,068,454	25,025,145
Transfers between variable and fixed accounts, net	(7,896,136)	10,255,459	15,536,787	3,277,088	63,541,440	17,101,351
Policy maintenance charges	(5,494,310)	(6,110,001)	(12,045,988)	(12,920,676)	(25,457,483)	(25,661,067)
Policy benefits and terminations	(7,463,392)	(7,762,251)	(26,405,288)	(12,703,845)	(83,215,864)	(18,023,228)
Other	(962,180)	(420,361)	(1,332,317)	(1,617,115)	(2,435,397)	(2,492,061)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,895,252)	1,642,085	(9,610,555)	(9,188,353)	(22,498,850)	(4,049,860)

NET INCREASE (DECREASE) IN NET ASSETS	(4,042,574)	30,979,435	5,649,024	20,893,755	15,396,874	73,813,045

NET ASSETS
Beginning of Year	97,202,439	66,223,004	175,218,196	154,324,441	452,533,114	378,720,069

End of Year	$93,159,865	$97,202,439	$180,867,220	$175,218,196	$467,929,988	$452,533,114

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$887,142	$1,309,737	$1,666	$62,454	$3	$630,644
Realized gain (loss)	(419,048)	(693,343)	(14,748,531)	(3,139,579)	(4,220,196)	2,460,493
Change in unrealized appreciation on investments	1,311,910	2,828,858	24,715,313	19,876,830	10,158,441	11,020,462

Net Increase in Net Assets Resulting from Operations	1,780,004	3,445,252	9,968,448	16,799,705	5,938,248	14,111,599

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,837,009	5,145,961	6,710,467	7,756,926	6,733,228	7,781,559
Transfers between variable and fixed accounts, net	21,934,707	2,843,286	(1,274,372)	(1,888,831)	(6,408,355)	(204,215)
Policy maintenance charges	(3,972,701)	(4,090,981)	(4,415,217)	(4,903,819)	(4,655,160)	(5,227,468)
Policy benefits and terminations	(8,085,558)	(4,067,525)	(3,082,554)	(4,327,635)	(2,920,344)	(2,150,527)
Other	(561,242)	(289,246)	(293,945)	(372,579)	(502,381)	(287,824)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,152,215	(458,505)	(2,355,621)	(3,735,938)	(7,753,012)	(88,475)

NET INCREASE (DECREASE) IN NET ASSETS	15,932,219	2,986,747	7,612,827	13,063,767	(1,814,764)	14,023,124

NET ASSETS
Beginning of Year	44,837,724	41,850,977	59,372,649	46,308,882	59,947,385	45,924,261

End of Year	$60,769,943	$44,837,724	$66,985,476	$59,372,649	$58,132,621	$59,947,385

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$712,207	$764,332	$377,647	$528,067	$8,120,888	$6,588,000
Realized gain (loss)	(5,321,190)	(4,128,178)	(1,545,726)	(4,809,096)	3,904,968	(15,162,468)
Change in unrealized appreciation on investments	12,915,425	16,886,219	5,118,978	13,277,228	46,020,281	100,359,314

Net Increase in Net Assets Resulting from Operations	8,306,442	13,522,373	3,950,899	8,996,199	58,046,137	91,784,846

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,520,619	7,006,664	3,829,831	3,877,605	31,357,133	36,800,527
Transfers between variable and fixed accounts, net	(7,819,275)	6,982,838	6,696,577	(5,612,599)	(38,800,760)	9,791,801
Policy maintenance charges	(4,667,331)	(5,057,193)	(3,033,881)	(3,078,453)	(26,111,518)	(30,200,045)
Policy benefits and terminations	(4,048,497)	(4,121,658)	(1,823,824)	(2,036,986)	(26,927,928)	(18,342,279)
Other	(273,484)	(444,864)	(224,726)	(439,833)	(2,304,788)	(754,599)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,287,968)	4,365,787	5,443,977	(7,290,266)	(62,787,861)	(2,704,595)

NET INCREASE (DECREASE) IN NET ASSETS	(1,981,526)	17,888,160	9,394,876	1,705,933	(4,741,724)	89,080,251

NET ASSETS
Beginning of Year	63,233,426	45,345,266	34,983,770	33,277,837	436,544,053	347,463,802

End of Year	$61,251,900	$63,233,426	$44,378,646	$34,983,770	$431,802,329	$436,544,053

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Focused 30		Growth LT		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$2,099,225	$1,841,797	$—	$25,873
Realized gain (loss)	(2,933,702)	(5,510,900)	2,845,519	(7,204,579)	(2,822,618)	(4,740,362)
Change in unrealized appreciation on investments	6,210,787	17,754,662	15,450,990	61,395,799	9,946,280	19,616,196

Net Increase in Net Assets Resulting from Operations	3,277,085	12,243,762	20,395,734	56,033,017	7,123,662	14,901,707

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,960,897	3,062,672	15,501,848	18,110,819	5,982,933	6,495,710
Transfers between variable and fixed accounts, net	1,535,206	(6,094,782)	(3,106,183)	(5,818,999)	(719,841)	5,173,182
Policy maintenance charges	(2,429,133)	(2,547,813)	(14,340,637)	(17,405,303)	(4,668,135)	(4,748,451)
Policy benefits and terminations	(962,878)	(1,452,603)	(19,656,152)	(12,185,385)	(3,569,527)	(2,560,305)
Other	(302,609)	(239,179)	(1,200,369)	(870,361)	(501,020)	(704,673)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	801,483	(7,271,705)	(22,801,493)	(18,169,229)	(3,475,590)	3,655,463

NET INCREASE (DECREASE) IN NET ASSETS	4,078,568	4,972,057	(2,405,759)	37,863,788	3,648,072	18,557,170

NET ASSETS
Beginning of Year	34,755,997	29,783,940	200,271,001	162,407,213	51,736,439	33,179,269

End of Year	$38,834,565	$34,755,997	$197,865,242	$200,271,001	$55,384,511	$51,736,439

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,885,755	$2,234,783	$218,718	$158,003	$1,274,309	$1,473,009
Realized gain (loss)	(1,691,016)	(3,537,557)	(327,711)	(486,969)	2,548,741	(3,682,939)
Change in unrealized appreciation on investments	10,651,893	25,245,277	3,239,819	5,257,070	15,347,351	27,725,627

Net Increase in Net Assets Resulting from Operations	10,846,632	23,942,503	3,130,826	4,928,104	19,170,401	25,515,697

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,611,732	13,109,660	3,096,425	2,830,247	9,578,199	10,659,735
Transfers between variable and fixed accounts, net	(1,302,283)	7,688,650	2,404,345	7,335,435	51,579,126	(8,717,416)
Policy maintenance charges	(9,444,765)	(10,679,497)	(2,035,279)	(1,777,402)	(8,616,519)	(9,333,728)
Policy benefits and terminations	(7,608,841)	(7,281,360)	(1,389,483)	(1,053,442)	(10,117,633)	(6,882,456)
Other	(853,846)	(940,339)	(264,998)	(252,261)	(322,994)	(339,302)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,598,003)	1,897,114	1,811,010	7,082,577	42,100,179	(14,613,167)

NET INCREASE IN NET ASSETS	3,248,629	25,839,617	4,941,836	12,010,681	61,270,580	10,902,530

NET ASSETS
Beginning of Year	124,817,482	98,977,865	23,800,021	11,789,340	109,273,337	98,370,807

End of Year	$128,066,111	$124,817,482	$28,741,857	$23,800,021	$170,543,917	$109,273,337

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,207,256	$1,263,930	$101,421	$151,133	$218,315	$100,609
Realized gain (loss)	(7,337,627)	(28,594,483)	(3,076,480)	(4,193,612)	817,848	1,390,992
Change in unrealized appreciation on investments	33,018,630	64,978,090	18,371,723	24,581,045	2,910,086	2,571,121

Net Increase in Net Assets Resulting from Operations	26,888,259	37,647,537	15,396,664	20,538,566	3,946,249	4,062,722

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,294,027	14,138,577	5,124,657	5,648,416	2,303,328	1,481,575
Transfers between variable and fixed accounts, net	(10,735,336)	(24,324,906)	(698,144)	2,465,558	1,811,002	13,668,271
Policy maintenance charges	(9,110,287)	(10,786,901)	(4,398,888)	(4,427,782)	(1,531,745)	(941,377)
Policy benefits and terminations	(10,400,700)	(7,255,927)	(6,970,692)	(2,654,769)	(1,245,430)	(512,079)
Other	(961,909)	(623,492)	(598,803)	(494,058)	(156,299)	(148,726)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,914,205)	(28,852,649)	(7,541,870)	537,365	1,180,856	13,547,664

NET INCREASE IN NET ASSETS	6,974,054	8,794,888	7,854,794	21,075,931	5,127,105	17,610,386

NET ASSETS
Beginning of Year or Period	126,956,917	118,162,029	53,288,925	32,212,994	17,610,386	—

End of Year or Period	$133,930,971	$126,956,917	$61,143,719	$53,288,925	$22,737,491	$17,610,386

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$172,154	$121,008	$—	$—	$1,482,111	$1,814,593
Realized loss	(28,507)	(1,376,217)	(38,159)	(1,348,546)	(9,742,303)	(2,472,737)
Change in unrealized appreciation on investments	4,164,746	5,438,301	8,929,482	14,153,637	49,734,466	40,137,842

Net Increase in Net Assets Resulting from Operations	4,308,393	4,183,092	8,891,323	12,805,091	41,474,274	39,479,698

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,741,189	2,379,786	3,480,668	3,918,923	10,897,091	12,254,501
Transfers between variable and fixed accounts, net	5,052,734	584,203	(967,969)	(1,644,487)	(11,973,084)	(5,864,381)
Policy maintenance charges	(1,822,515)	(1,525,901)	(2,722,638)	(3,072,137)	(10,637,062)	(12,016,850)
Policy benefits and terminations	(1,275,970)	(837,562)	(5,240,517)	(1,730,168)	(11,076,162)	(11,054,679)
Other	(254,217)	(77,079)	(292,573)	(136,705)	(470,594)	(631,116)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,441,221	523,447	(5,743,029)	(2,664,574)	(23,259,811)	(17,312,525)

NET INCREASE IN NET ASSETS	8,749,614	4,706,539	3,148,294	10,140,517	18,214,463	22,167,173

NET ASSETS
Beginning of Year	19,202,935	14,496,396	38,860,823	28,720,306	176,659,959	154,492,786

End of Year	$27,952,549	$19,202,935	$42,009,117	$38,860,823	$194,874,422	$176,659,959

(1)	Operations commenced on February 13, 2009.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Small-Cap Value		Health Sciences		Real Estate

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,145,736	$1,263,980	$—	$21,055	$956,452	$1,075,352
Realized loss	(3,912,063)	(6,699,430)	(897,632)	(2,633,323)	(15,711,821)	(19,088,017)
Change in unrealized appreciation on investments	15,605,145	17,554,875	4,623,300	6,888,159	33,270,658	34,959,766

Net Increase in Net Assets Resulting from Operations	12,838,818	12,119,425	3,725,668	4,275,891	18,515,289	16,947,101

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,794,332	5,358,168	1,373,502	1,664,374	5,669,635	6,208,810
Transfers between variable and fixed accounts, net	(7,926,306)	864,280	(278,437)	(385,754)	(4,888,454)	(4,264,742)
Policy maintenance charges	(3,683,014)	(3,911,467)	(1,256,568)	(1,438,151)	(4,787,003)	(4,709,410)
Policy benefits and terminations	(5,113,595)	(2,350,041)	(3,423,825)	(927,629)	(3,931,835)	(3,414,908)
Other	(705,508)	(348,096)	(125,638)	(564,616)	(909,656)	77,479

Net Decrease in Net Assets Derived from Policy Transactions	(12,634,091)	(387,156)	(3,710,966)	(1,651,776)	(8,847,313)	(6,102,771)

NET INCREASE IN NET ASSETS	204,727	11,732,269	14,702	2,624,115	9,667,976	10,844,330

NET ASSETS
Beginning of Year	59,758,067	48,025,798	19,972,732	17,348,617	64,880,761	54,036,431

End of Year	$59,962,794	$59,758,067	$19,987,434	$19,972,732	$74,548,737	$64,880,761

	Technology		Emerging Markets		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$1,724,554	$1,020,962	$1,435,123	$2,016,918
Realized gain (loss)	(2,262,520)	(4,603,086)	(9,067,176)	7,586,349	(12,575,662)	(8,442,390)
Change in unrealized appreciation on investments	4,914,014	9,044,200	44,081,334	57,446,128	23,619,346	43,545,691

Net Increase in Net Assets Resulting from Operations	2,651,494	4,441,114	36,738,712	66,053,439	12,478,807	37,120,219

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,206,247	1,221,948	9,785,612	10,348,804	11,554,717	13,516,687
Transfers between variable and fixed accounts, net	2,007,157	732,767	13,168,090	(1,020,506)	4,686,927	(6,138,238)
Policy maintenance charges	(1,242,235)	(1,181,870)	(8,624,559)	(8,400,668)	(9,501,903)	(11,206,101)
Policy benefits and terminations	(2,613,690)	(803,769)	(11,161,995)	(5,941,083)	(26,076,894)	(6,385,888)
Other	(122,684)	(164,666)	(1,656,723)	(556,172)	(1,306,905)	(546,098)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(765,205)	(195,590)	1,510,425	(5,569,625)	(20,644,058)	(10,759,638)

NET INCREASE (DECREASE) IN NET ASSETS	1,886,289	4,245,524	38,249,137	60,483,814	(8,165,251)	26,360,581

NET ASSETS
Beginning of Year	14,323,957	10,078,433	142,859,778	82,375,964	147,687,972	121,327,391

End of Year	$16,210,246	$14,323,957	$181,108,915	$142,859,778	$139,522,721	$147,687,972

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
					American Funds
	International Small-Cap		International Value		Asset Allocation(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$521,433	$267,354	$3,904,598	$3,278,408	$—	$26,048
Realized gain (loss)	(2,948,565)	(1,652,449)	(7,621,588)	(7,306,310)	213,277	7,194
Change in unrealized appreciation on investments	7,214,577	6,235,187	6,530,711	41,163,425	346,719	108,777

Net Increase in Net Assets Resulting from Operations	4,787,445	4,850,092	2,813,721	37,135,523	559,996	142,019

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,554,678	2,851,103	12,818,542	16,305,398	277,152	55,784
Transfers between variable and fixed accounts, net	(1,503,096)	2,102,596	(14,254,835)	(14,253,994)	1,016,989	2,347,896
Policy maintenance charges	(1,698,206)	(1,752,841)	(9,858,059)	(12,806,387)	(231,327)	(37,604)
Policy benefits and terminations	(3,125,892)	(908,810)	(9,943,791)	(10,310,443)	(40,145)	(4,157)
Other	(167,896)	(116,775)	(962,153)	(1,235,145)	(4,836)	(7,728)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,940,412)	2,175,273	(22,200,296)	(22,300,571)	1,017,833	2,354,191

NET INCREASE (DECREASE) IN NET ASSETS	847,033	7,025,365	(19,386,575)	14,834,952	1,577,829	2,496,210

NET ASSETS
Beginning of Year or Period	22,136,232	15,110,867	164,331,210	149,496,258	2,496,210	—

End of Year or Period	$22,983,265	$22,136,232	$144,944,635	$164,331,210	$4,074,039	$2,496,210

	Pacific Dynamix —		Pacific Dynamix —
	Conservative Growth(2)		Moderate Growth(3)		Pacific Dynamix — Growth(4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,012	$5,469	$50,213	$7,769	$49,011	$10,214
Realized gain	43,078	5,063	72,917	5,881	220,841	33,798
Change in unrealized appreciation (depreciation) on investments	69,292	(1,589)	129,633	22,913	146,159	119,076

Net Increase in Net Assets Resulting from Operations	138,382	8,943	252,763	36,563	416,011	163,088

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	83,865	10,884	326,099	9,491	214,958	40,079
Transfers between variable and fixed accounts, net	942,980	497,852	2,028,514	781,094	2,319,689	1,316,560
Policy maintenance charges	(74,209)	(10,575)	(113,537)	(13,316)	(107,014)	(12,490)
Policy benefits and terminations	(24,881)	—	(3,385)	—	(48,771)	(80)
Other	(304)	(236)	(8,229)	9,116	18,952	(816)

Net Increase in Net Assets Derived from Policy Transactions	927,451	497,925	2,229,462	786,385	2,397,814	1,343,253

NET INCREASE IN NET ASSETS	1,065,833	506,868	2,482,225	822,948	2,813,825	1,506,341

NET ASSETS
Beginning of Year or Periods	506,868	—	822,948	—	1,506,341	—

End of Year or Periods	$1,572,701	$506,868	$3,305,173	$822,948	$4,320,166	$1,506,341

(1)	Operations commenced on February 26, 2009.

(2)	Operations commenced on July 6, 2009.

(3)	Operations commenced on May 22, 2009.

(4)	Operations commenced on May 26, 2009.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	I		II		III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,112,218	$1,421,737	$98,910	$150,111	$77,216	$14,452
Realized loss	(7,904,229)	(12,562,672)	(2,052,885)	(3,482,162)	(1,939,475)	(4,554,848)
Change in unrealized appreciation on investments	8,587,949	23,998,390	7,568,447	10,759,575	10,845,903	17,953,263

Net Increase in Net Assets Resulting from Operations	2,795,938	12,857,455	5,614,472	7,427,524	8,983,644	13,412,867

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,305,641	5,303,454	1,826,338	2,234,415	2,360,808	2,622,406
Transfers between variable and fixed accounts, net	953,476	(6,304,378)	(520,340)	(3,312,482)	(4,255,208)	(4,756,942)
Policy maintenance charges	(3,256,403)	(3,858,630)	(1,540,721)	(1,661,761)	(1,830,132)	(2,128,461)
Policy benefits and terminations	(2,964,247)	(1,557,410)	(949,201)	(596,524)	(1,294,649)	(905,680)
Other	(541,535)	48,636	(633,220)	306,154	(380,514)	(30,507)

Net Decrease in Net Assets Derived from Policy Transactions	(1,503,068)	(6,368,328)	(1,817,144)	(3,030,198)	(5,399,695)	(5,199,184)

NET INCREASE IN NET ASSETS	1,292,870	6,489,127	3,797,328	4,397,326	3,583,949	8,213,683

NET ASSETS
Beginning of Year	65,746,083	59,256,956	26,352,166	21,954,840	37,978,468	29,764,785

End of Year	$67,038,953	$65,746,083	$30,149,494	$26,352,166	$41,562,417	$37,978,468

			BlackRock Basic Value		BlackRock Global Allocation
	V		V.I. Class III		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$153,962	$171,889	$139,102	$144,237	$516,708	$618,624
Realized loss	(2,501,565)	(3,623,538)	(958,552)	(953,242)	(494,646)	(1,175,267)
Change in unrealized appreciation on investments	4,051,415	8,216,105	1,942,515	2,842,957	4,080,790	6,286,794

Net Increase in Net Assets Resulting from Operations	1,703,812	4,764,456	1,123,065	2,033,952	4,102,852	5,730,151

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,679,902	1,744,698	708,978	624,213	4,027,073	3,168,418
Transfers between variable and fixed accounts, net	(2,415,588)	(2,090,101)	3,644,525	1,494,042	9,596,980	11,957,028
Policy maintenance charges	(1,301,854)	(1,494,985)	(573,982)	(454,337)	(3,423,527)	(2,420,200)
Policy benefits and terminations	(776,466)	(294,397)	(3,214,020)	(213,956)	(3,271,069)	(1,140,632)
Other	(483,261)	152,560	(68,473)	19,109	(375,752)	(1,022,573)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,297,267)	(1,982,225)	497,028	1,469,071	6,553,705	10,542,041

NET INCREASE (DECREASE) IN NET ASSETS	(1,593,455)	2,782,231	1,620,093	3,503,023	10,656,557	16,272,192

NET ASSETS
Beginning of Year	23,095,826	20,313,595	8,910,161	5,407,138	38,512,820	22,240,628

End of Year	$21,502,371	$23,095,826	$10,530,254	$8,910,161	$49,169,377	$38,512,820

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Fidelity VIP Contrafund		Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$450,372	$467,598	$13,155	$37,701	$35,573	$29,477
Realized gain (loss)	(7,076,165)	(4,453,391)	43,226	57,039	65,917	(34,289)
Change in unrealized appreciation (depreciation) on investments	13,780,296	16,234,203	(2,258)	52,671	40,547	133,123

Net Increase in Net Assets Resulting from Operations	7,154,503	12,248,410	54,123	147,411	142,037	128,311

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,532,988	3,868,527	83,506	62,581	82,334	109,808
Transfers between variable and fixed accounts, net	(3,480,665)	(329,664)	39,537	244,735	963,696	291,057
Policy maintenance charges	(2,565,436)	(2,681,490)	(62,534)	(61,357)	(84,161)	(53,794)
Policy benefits and terminations	(2,551,318)	(1,621,942)	(30,833)	(33,463)	(22,610)	(30,564)
Other	(661,815)	(128,974)	2	159	(760)	(752)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,726,246)	(893,543)	29,678	212,655	938,499	315,755

NET INCREASE IN NET ASSETS	1,428,257	11,354,867	83,801	360,066	1,080,536	444,066

NET ASSETS
Beginning of Year	47,030,291	35,675,424	713,654	353,588	838,268	394,202

End of Year	$48,458,548	$47,030,291	$797,455	$713,654	$1,918,804	$838,268

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$46,884	$44,393	$48,825	$37,506	$78,448	$68,106
Realized gain (loss)	39,732	(137,861)	56,485	(126,139)	(45,342)	(67,763)
Change in unrealized appreciation on investments	125,281	369,657	185,610	381,531	417,439	545,318

Net Increase in Net Assets Resulting from Operations	211,897	276,189	290,920	292,898	450,545	545,661

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	146,603	109,859	296,486	265,089	254,850	178,654
Transfers between variable and fixed accounts, net	899,037	603,033	928,943	231,103	1,356,334	210,707
Policy maintenance charges	(126,732)	(99,983)	(171,032)	(117,487)	(199,344)	(166,031)
Policy benefits and terminations	(12,790)	(227,657)	(82,391)	(41,122)	(48,226)	(12,171)
Other	5,027	24,214	888	(55,093)	(22,088)	(21,972)

Net Increase in Net Assets Derived from Policy Transactions	911,145	409,466	972,894	282,490	1,341,526	189,187

NET INCREASE IN NET ASSETS	1,123,042	685,655	1,263,814	575,388	1,792,071	734,848

NET ASSETS
Beginning of Year	1,405,006	719,351	1,335,925	760,537	2,402,696	1,667,848

End of Year	$2,528,048	$1,405,006	$2,599,739	$1,335,925	$4,194,767	$2,402,696

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Fidelity VIP Freedom 2030		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32,033	$47,358	$860	$9,865	$37,805	$109,993
Realized gain (loss)	239,185	(192,123)	(1,372,302)	(423,220)	(972,201)	(1,670,226)
Change in unrealized appreciation on investments	88,301	461,413	1,862,917	1,683,551	8,869,825	9,594,634

Net Increase in Net Assets Resulting from Operations	359,519	316,648	491,475	1,270,196	7,935,429	8,034,401

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	392,094	232,081	275,502	252,480	2,121,179	2,127,858
Transfers between variable and fixed accounts, net	(1,150,117)	1,646,549	(2,936,765)	459,072	(448,681)	1,665,265
Policy maintenance charges	(159,437)	(115,918)	(182,486)	(233,079)	(1,543,981)	(1,528,309)
Policy benefits and terminations	(89,197)	(75,674)	(155,917)	(152,913)	(1,343,947)	(1,061,065)
Other	(26,046)	126	(33,420)	(3,250)	(323,322)	19,021

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,032,703)	1,687,164	(3,033,086)	322,310	(1,538,752)	1,222,770

NET INCREASE (DECREASE) IN NET ASSETS	(673,184)	2,003,812	(2,541,611)	1,592,506	6,396,677	9,257,171

NET ASSETS
Beginning of Year	2,647,306	643,494	5,713,107	4,120,601	28,493,223	19,236,052

End of Year	$1,974,122	$2,647,306	$3,171,496	$5,713,107	$34,889,900	$28,493,223

	Fidelity VIP Value Strategies		Templeton Global Bond		GE Investments
	Service Class 2		Securities Class 2(1)		Total Return Class 3(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,780	$7,245	$7,892		$1,597
Realized gain (loss)	532,665	(872,995)	20,721		298
Change in unrealized appreciation on investments	186,572	1,809,143	513,936		5,604

Net Increase in Net Assets Resulting from Operations	730,017	943,393	542,549		7,499

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	332,242	298,957	230,201		37,330
Transfers between variable and fixed accounts, net	1,392,889	183,413	13,870,288		99,015
Policy maintenance charges	(309,785)	(243,348)	(207,902)		(4,162)
Policy benefits and terminations	(308,545)	(114,291)	(98,360)		—
Other	(120,336)	(91,515)	(6,799)		685

Net Increase in Net Assets Derived from Policy Transactions	986,465	33,216	13,787,428		132,868

NET INCREASE IN NET ASSETS	1,716,482	976,609	14,329,977		140,367

NET ASSETS
Beginning of Year or Periods	2,348,967	1,372,358	—		—

End of Year or Periods	$4,065,449	$2,348,967	$14,329,977		$140,367

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Overseas		Enterprise		Lazard Retirement
	Service Class		Service Class		U.S. Strategic Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$241,552	$115,543	$—	$—	$3,436	$3,774
Realized gain (loss)	(659,604)	(5,408,990)	(331,875)	(435,023)	32,829	30,850
Change in unrealized appreciation on investments	10,379,495	20,081,743	1,072,261	1,622,995	21,063	75,195

Net Increase in Net Assets Resulting from Operations	9,961,443	14,788,296	740,386	1,187,972	57,328	109,819

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,745,739	2,323,931	229,064	278,374	44,245	30,477
Transfers between variable and fixed accounts, net	8,929,313	3,209,503	(753,466)	(78,400)	30,297	218,100
Policy maintenance charges	(1,849,163)	(1,622,282)	(165,597)	(159,890)	(27,349)	(22,047)
Policy benefits and terminations	(1,027,369)	(846,750)	(78,507)	(96,809)	(9)	(26)
Other	(299,868)	(43,549)	14,057	(8,932)	(2,593)	(184)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,498,652	3,020,853	(754,449)	(65,657)	44,591	226,320

NET INCREASE (DECREASE) IN NET ASSETS	18,460,095	17,809,149	(14,063)	1,122,315	101,919	336,139

NET ASSETS
Beginning of Year	36,238,993	18,429,844	3,879,426	2,757,111	423,520	87,381

End of Year	$54,699,088	$36,238,993	$3,865,363	$3,879,426	$525,439	$423,520

	Legg Mason ClearBridge Variable Aggressive Growth — Class II		Legg Mason ClearBridge Variable Mid Cap Core — Class II		Lord Abbett Fundamental Equity Class VC(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$7,745	$5,355
Realized gain (loss)	40,059	11,889	370,452	(389,806)	18,835
Change in unrealized appreciation on investments	60,030	118,050	753,288	2,591,525	209,720

Net Increase in Net Assets Resulting from Operations	100,089	129,939	1,123,740	2,209,464	233,910

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	76,278	52,067	240,054	143,516	33,305
Transfers between variable and fixed accounts, net	100,727	207,835	(277,542)	781,833	1,872,486
Policy maintenance charges	(59,444)	(35,966)	(395,149)	(322,951)	(20,824)
Policy benefits and terminations	(103,051)	(4,310)	(87,988)	(1,781,240)	(22,779)
Other	(723)	(372)	182,599	96,354	(1,630)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,787	219,254	(338,026)	(1,082,488)	1,860,558

NET INCREASE IN NET ASSETS	113,876	349,193	785,714	1,126,976	2,094,468

NET ASSETS
Beginning of Year or Period	652,564	303,371	7,274,665	6,147,689	—

End of Year or Period	$766,440	$652,564	$8,060,379	$7,274,665	$2,094,468

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	MFS New Discovery Series		MFS Utilities Series		Royce Micro-Cap
	Service Class		Service Class		Service Class(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$346,929	$111,807	$13,501
Realized gain (loss)	625,712	(154,962)	(103,849)	(838,412)	8,792
Change in unrealized appreciation on investments	998,607	668,173	1,797,486	1,410,245	90,392

Net Increase in Net Assets Resulting from Operations	1,624,319	513,211	2,040,566	683,640	112,685

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	447,955	302,664	476,460	321,419	12,162
Transfers between variable and fixed accounts, net	2,896,747	1,843,058	11,597,865	(103,935)	817,121
Policy maintenance charges	(234,150)	(88,364)	(585,870)	(213,114)	(9,763)
Policy benefits and terminations	(216,949)	(31,985)	(154,888)	(151,641)	(1,000)
Other	(142,959)	(6,927)	(131,167)	(82,668)	2,577

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,750,644	2,018,446	11,202,400	(229,939)	821,097

NET INCREASE IN NET ASSETS	4,374,963	2,531,657	13,242,966	453,701	933,782

NET ASSETS
Beginning of Year or Period	3,060,543	528,886	3,148,223	2,694,522	—

End of Year or Period	$7,435,506	$3,060,543	$16,391,189	$3,148,223	$933,782

	T. Rowe Price		T. Rowe Price		Van Eck VIP
	Blue Chip Growth — II		Equity Income — II		Global Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$582,445	$384,859	$255,211	$133,457
Realized loss	(427,545)	(399,890)	(1,581,815)	(1,803,412)	(3,870,060)	(4,014,612)
Change in unrealized appreciation on investments	1,677,090	2,104,182	6,302,263	7,178,937	20,792,477	26,695,685

Net Increase in Net Assets Resulting from Operations	1,249,545	1,704,292	5,302,893	5,760,384	17,177,628	22,814,530

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	947,639	724,858	2,209,310	2,301,710	4,125,916	4,677,260
Transfers between variable and fixed accounts, net	1,632,805	2,321,884	10,607,927	3,919,810	(2,124,483)	3,318,002
Policy maintenance charges	(637,025)	(522,693)	(1,643,448)	(1,436,505)	(3,316,224)	(3,788,613)
Policy benefits and terminations	(324,527)	(309,533)	(705,040)	(764,364)	(3,556,709)	(1,514,469)
Other	(53,609)	(49,024)	(562,576)	125,593	(276,055)	39,696

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,565,283	2,165,492	9,906,173	4,146,244	(5,147,555)	2,731,876

NET INCREASE IN NET ASSETS	2,814,828	3,869,784	15,209,066	9,906,628	12,030,073	25,546,406

NET ASSETS
Beginning of Year	7,132,164	3,262,380	28,381,018	18,474,390	67,640,171	42,093,765

End of Year	$9,946,992	$7,132,164	$43,590,084	$28,381,018	$79,670,244	$67,640,171

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Cash Management
2010	$23.40	9,729,669	$227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	0.00%	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	0.00%	4.64%	4.69%

Diversified Bond
2010	$12.12	3,791,432	$45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	0.00%	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	0.00%	4.65%	5.19%

Floating Rate Loan
2010	$9.25	1,809,305	$16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	0.00%	7.28%	(1.89%)

High Yield Bond
2010	$49.75	1,872,440	$93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	0.00%	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	0.00%	7.33%	9.42%

Inflation Managed
2010	$49.95	3,620,675	$180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	0.00%	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	0.00%	3.97%	0.52%

Managed Bond
2010	$54.83	8,533,863	$467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	0.00%	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	0.00%	4.05%	4.81%

Short Duration Bond
2010	$12.05	5,041,165	$60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	0.00%	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	0.00%	4.11%	4.27%

American Funds Growth
2010 (4)	$13.51	4,956,516	$66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.00%	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.00%	0.69%	9.81%

American Funds Growth-Income
2010 (4)	$11.86	4,900,290	$58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	0.00%	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	0.00%	1.62%	14.77%

Comstock
2010	$11.68	5,245,577	$61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	0.00%	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	0.00%	1.76%	16.33%

Dividend Growth
2010	$13.19	3,364,536	$44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.00%	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.00%	0.67%	11.97%

Equity Index
2010	$51.70	8,351,318	$431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	0.00%	1.84%	5.23%
2006	54.06	10,173,850	550,028,122	0.00%	1.77%	15.52%

See Notes to Financial Statements	See explanation of references on H-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Focused 30
2010	$13.60	2,855,173	$38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.00%	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.00%	0.07%	23.71%

Growth LT
2010	$45.33	4,365,102	$197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.00%	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.00%	0.60%	9.72%

Large-Cap Growth
2010	$7.23	7,661,406	$55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.00%	0.21%	(3.82%)

Large-Cap Value
2010	$15.20	8,424,306	$128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	0.00%	1.18%	3.54%
2006	16.77	9,331,394	156,441,283	0.00%	1.25%	17.58%

Long/Short Large-Cap
2010	$9.45	3,041,545	$28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)

Main Street Core
2010	$50.76	3,359,667	$170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	0.00%	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	0.00%	1.24%	15.18%

Mid-Cap Equity
2010	$26.05	5,141,209	$133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.00%	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.00%	0.69%	14.97%

Mid-Cap Growth
2010	$11.52	5,306,875	$61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.00%	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.00%	0.23%	8.93%

Mid-Cap Value
2010	$17.67	1,286,973	$22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%

Small-Cap Equity
2010	$16.79	1,664,356	$27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.00%	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.00%	0.89%	18.68%

Small-Cap Growth
2010	$15.36	2,735,185	$42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.00%	0.26%	5.07%

Small-Cap Index
2010	$19.86	9,810,313	$194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	0.00%	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	0.00%	1.52%	17.79%

Small-Cap Value
2010	$25.36	2,364,561	$59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	0.00%	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	0.00%	2.51%	19.75%

See Notes to Financial Statements	See explanation of references on H-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Health Sciences
2010	$17.22	1,160,667	$19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	0.00%	8.11%

Real Estate
2010	$38.05	1,959,415	$74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2008	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	0.00%	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	0.00%	3.08%	38.06%

Technology
2010	$7.24	2,239,991	$16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.00%	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	0.00%	9.34%

Emerging Markets
2010	$40.29	4,494,799	$181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	0.00%	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.00%	0.78%	24.40%

International Large-Cap
2010	$12.19	11,444,631	$139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	0.00%	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	0.00%	2.89%	27.00%

International Small-Cap
2010	$9.16	2,508,860	$22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	0.00%	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.00%	0.23%	3.10%

International Value
2010	$23.85	6,077,155	$144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	0.00%	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	0.00%	1.65%	25.69%

American Funds Asset Allocation
2010	$14.54	280,119	$4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%

Pacific Dynamix — Conservative Growth
2010	$12.60	124,819	$1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%

Pacific Dynamix — Moderate Growth
2010	$13.39	246,917	$3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%

Pacific Dynamix — Growth
2010	$14.15	305,265	$4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%

I
2010	$29.72	2,255,782	$67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	0.00%	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	0.00%	1.50%	26.78%

II
2010	$24.00	1,256,305	$30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.00%	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.00%	0.63%	8.52%

III
2010	$41.69	997,020	$41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	0.00%	16.35%

V
2010	$15.11	1,422,833	$21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.00%	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.00%	0.55%	13.89%

See Notes to Financial Statements	See explanation of references on H-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

BlackRock Basic Value V.I. Class III
2010	$11.73	897,535	$10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	0.00%	1.64%	1.53%
2006	12.44	234,578	2,917,816	0.00%	4.02%	21.59%

BlackRock Global Allocation V.I. Class III
2010	$15.83	3,105,465	$49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	0.00%	4.57%	16.75%
2006	12.72	349,576	4,446,773	0.00%	3.86%	16.40%

Fidelity VIP Contrafund Service Class 2
2010	$13.64	3,552,968	$48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.00%	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	0.00%	1.02%	11.43%

Fidelity VIP Freedom Income Service Class 2
2010	$11.01	72,439	$797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	0.00%	See Note (5)	(0.35%)

Fidelity VIP Freedom 2010 Service Class 2
2010	$10.34	185,488	$1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	0.00%	See Note (5)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
2010	$10.13	249,617	$2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	0.00%	See Note (5)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
2010	$9.70	267,890	$2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	0.00%	See Note (5)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
2010	$9.65	434,697	$4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	0.00%	See Note (5)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
2010	$9.17	215,248	$1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	0.00%	See Note (5)	(2.98%)

Fidelity VIP Growth Service Class 2
2010	$12.01	264,000	$3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.00%	0.19%	26.66%
2006	11.36	57,966	658,290	0.00%	0.13%	6.57%

Fidelity VIP Mid Cap Service Class 2
2010	$16.32	2,138,123	$34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.00%	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.00%	0.18%	12.40%

Fidelity VIP Value Strategies Service Class 2
2010	$12.47	325,984	$4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.00%	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.00%	0.09%	16.01%

Templeton Global Bond Securities Class 2 (6)
05/03/2010 - 12/31/2010	$10.50	1,364,811	$14,329,977	0.00%	0.17%	5.00%

GE Investments Total Return Class 3 (6)
05/19/2010 - 12/31/2010	$10.59	13,250	$140,367	0.00%	4.60%	12.25%

Overseas Service Class
2010	$12.80	4,273,891	$54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.00%	0.69%	16.76%

See Notes to Financial Statements	See explanation of references on H-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Enterprise Service Class
2010	$11.27	342,830	$3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.00%	0.12%	8.83%

Lazard Retirement U.S. Strategic Equity
2010	$8.75	60,077	$525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	0.00%	4.44%	(8.17%)

Legg Mason ClearBridge Variable Aggressive Growth — Class II
2010	$9.66	79,313	$766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	0.00%	(4.02%)

Legg Mason ClearBridge Variable Mid Cap Core — Class II
2010	$10.46	770,236	$8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.00%	0.12%	(5.49%)

Lord Abbett Fundamental Equity Class VC (6)
05/12/2010 - 12/31/2010	$10.66	196,426	$2,094,468	0.00%	1.03%	9.39%

MFS New Discovery Series Service Class
2010	$12.76	582,663	$7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	0.00%	(4.79%)

MFS Utilities Series Service Class
2010	$10.45	1,569,241	$16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	0.00%	9.08%

Royce Micro-Cap Service Class (6)
05/13/2010 - 12/31/2010	$11.59	80,595	$933,782	0.00%	See Note (7)	18.65%

T. Rowe Price Blue Chip Growth — II
2010	$12.45	799,091	$9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.00%	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.00%	0.32%	9.33%

T. Rowe Price Equity Income — II
2010	$11.55	3,772,800	$43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	0.00%	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	0.00%	1.54%	18.65%

Van Eck VIP Global Hard Assets
2010	$28.47	2,798,427	$79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.00%	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.00%	0.03%	24.49%

(1)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.

(5)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(6)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(7)	Subsequent to commencement of operations on May 13, 2010, the Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (formerly named Van Eck Worldwide Insurance Trust) (collectively, the “Funds”). All sixty-six Variable Accounts are presented in the Schedule of Investments on pages G-1 and G-2 of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts during 2010: the Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Lord Abbett Fundamental Equity Class VC, and Royce Micro-Cap Service Class Variable Accounts which commenced operations on May 3, 2010, May 19, 2010, May 12, 2010, and May 13, 2010, respectively.
     Cash Management, Dividend Growth, and Van Eck VIP Global Hard Assets Variable Accounts and Portfolios/Funds were formerly named Money Market, Diversified Research, and Van Eck Worldwide Hard Assets Variable Accounts and Portfolios/Funds, respectively. In addition, M International Equity, M Large Cap Growth, M Capital Appreciation, and M Business Opportunity Value Portfolios, the underlying portfolios for Variable Accounts I, II, III, and V, respectively, were formerly named Brandes International Equity, Large-Cap Growth, Frontier Capital Appreciation, and Business Opportunity Value Portfolios, respectively.
     On April 16, 2010, the INTECH Risk-Managed Core Service Class and NACM Small Cap Class I Variable Accounts were liquidated. Because these variable accounts were liquidated prior to December 31, 2010, no other information for these variable accounts is presented in this report.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 2,573,003 outstanding accumulation units (valued at $30,927,945) of the Equity Variable Account were exchanged for 642,610 accumulation units with equal value of the Main Street Core Variable Account, and a total of 1,258,522 outstanding accumulation units (valued at $48,255,727) of the Multi-Strategy Variable Account were exchanged for 551,452 accumulation units (valued at $26,540,650) of the Main Street Core Variable Account and 387,355 accumulation units (valued at $21,715,077) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2010, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$123,593,372	$189,203,687
Diversified Bond	20,241,585	6,024,420
Floating Rate Loan	5,522,169	3,909,163
High Yield Bond	28,094,597	37,142,641
Inflation Managed	32,185,301	38,136,576
Managed Bond	89,331,276	96,237,543
Short Duration Bond	31,360,629	16,321,283
American Funds Growth	12,518,615	14,872,578
American Funds Growth-Income	3,733,192	11,485,903
Comstock	5,067,147	14,642,944
Dividend Growth	10,781,682	4,960,069
Equity Index	19,247,319	73,914,333
Focused 30	9,544,697	8,743,225
Growth LT	11,426,775	32,129,107
Large-Cap Growth	2,728,204	6,203,797
Large-Cap Value	8,817,333	14,529,608
Long/Short Large-Cap	3,746,643	1,716,911
Main Street Core	59,716,423	16,341,949
Mid-Cap Equity	5,095,057	23,801,992
Mid-Cap Growth	8,802,886	16,243,307
Mid-Cap Value	4,817,053	3,417,886
Small-Cap Equity	8,763,404	4,150,045
Small-Cap Growth	4,219,539	9,962,574
Small-Cap Index	12,528,481	34,306,100
Small-Cap Value	7,610,730	19,099,072
Health Sciences	6,213,419	9,924,380
Real Estate	8,439,054	16,329,903
Technology	6,870,439	7,635,631
Emerging Markets	34,628,503	31,393,490
International Large-Cap	12,118,517	31,327,316
International Small-Cap	3,384,564	6,803,561
International Value	11,284,617	29,580,321
American Funds Asset Allocation	3,436,799	2,418,966
Pacific Dynamix — Conservative Growth	1,209,906	227,212
Pacific Dynamix — Moderate Growth	2,550,367	225,722
Pacific Dynamix — Growth	3,442,597	876,867
I	10,091,332	9,482,202
II	3,940,837	5,659,065
III	3,283,967	8,606,449
V	4,089,623	7,232,917
BlackRock Basic Value V.I. Class III	5,054,489	4,418,362
BlackRock Global Allocation V.I. Class III	16,898,627	9,547,550

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Fidelity VIP Contrafund Service Class 2	$6,649,499	$11,904,808
Fidelity VIP Freedom Income Service Class 2	309,348	246,221
Fidelity VIP Freedom 2010 Service Class 2	1,305,058	302,471
Fidelity VIP Freedom 2015 Service Class 2	1,152,465	168,121
Fidelity VIP Freedom 2020 Service Class 2	1,779,833	741,875
Fidelity VIP Freedom 2025 Service Class 2	1,618,627	176,600
Fidelity VIP Freedom 2030 Service Class 2	538,242	1,522,737
Fidelity VIP Growth Service Class 2	1,650,285	4,670,359
Fidelity VIP Mid Cap Service Class 2	4,712,463	6,112,461
Fidelity VIP Value Strategies Service Class 2	2,689,656	1,692,409
Templeton Global Bond Securities Class 2 (1)	14,154,512	357,764
GE Investments Total Return Class 3 (1)	138,185	3,719
Overseas Service Class	16,754,509	8,014,254
Enterprise Service Class	1,059,368	1,813,816
Lazard Retirement U.S. Strategic Equity	186,790	138,761
Legg Mason ClearBridge Variable Aggressive Growth — Class II	1,264,181	1,250,394
Legg Mason ClearBridge Variable Mid Cap Core — Class II	8,123,998	8,462,024
Lord Abbett Fundamental Equity Class VC (1)	2,054,847	188,933
MFS New Discovery Series Service Class	5,011,396	2,260,753
MFS Utilities Series Service Class	14,169,481	2,620,155
Royce Micro-Cap Service Class (1)	881,256	46,656
T. Rowe Price Blue Chip Growth — II	4,879,822	3,314,541
T. Rowe Price Equity Income — II	14,015,354	3,526,737
Van Eck VIP Global Hard Assets	18,141,973	23,034,309

(1)	Operations commenced during 2010 (See Note 1).
6. FAIR VALUE MEASUREMENTS
The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various input or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings

Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3	–	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGE IN UNITS OUTSTANDING
The changes in units outstanding for the years or periods ended December 31, 2010 and 2009 were as follows:

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	12,251,552	(15,055,160)	(2,803,608)	19,285,608	(19,464,811)	(179,203)
Diversified Bond	2,273,582	(1,159,691)	1,113,891	2,130,903	(1,832,814)	298,089
Floating Rate Loan	844,580	(746,323)	98,257	1,665,334	(967,215)	698,119
High Yield Bond	847,617	(1,212,620)	(365,003)	1,499,249	(1,393,943)	105,306
Inflation Managed	1,386,406	(1,581,212)	(194,806)	1,318,602	(1,562,616)	(244,014)
Managed Bond	3,215,165	(3,673,861)	(458,696)	4,267,229	(4,381,510)	(114,281)
Short Duration Bond	3,387,579	(2,192,489)	1,195,090	2,160,420	(2,214,999)	(54,579)
American Funds Growth	1,827,730	(2,066,691)	(238,961)	2,822,591	(3,254,346)	(431,755)
American Funds Growth-Income	1,100,072	(1,810,223)	(710,151)	1,814,939	(1,823,652)	(8,713)
Comstock	1,255,303	(2,260,078)	(1,004,775)	2,679,150	(2,196,270)	482,880
Dividend Growth	1,269,611	(843,070)	426,541	1,052,568	(1,814,807)	(762,239)
Equity Index	1,076,263	(2,418,051)	(1,341,788)	2,528,819	(2,584,737)	(55,918)
Focused 30	1,128,644	(1,093,138)	35,506	1,467,955	(2,283,182)	(815,227)
Growth LT	708,890	(1,258,533)	(549,643)	1,043,897	(1,600,687)	(556,790)
Large-Cap Growth	1,638,639	(2,173,612)	(534,973)	3,713,463	(2,902,324)	811,139
Large-Cap Value	1,693,655	(2,225,496)	(531,841)	3,529,614	(3,318,285)	211,329
Long/Short Large-Cap	911,310	(696,233)	215,077	1,819,557	(779,056)	1,040,501
Main Street Core	1,470,798	(611,264)	859,534	524,576	(935,870)	(411,294)
Mid-Cap Equity	875,056	(1,752,286)	(877,230)	1,909,545	(3,713,792)	(1,804,247)
Mid-Cap Growth	1,925,440	(2,784,579)	(859,139)	3,248,430	(3,021,117)	227,313
Mid-Cap Value (1)	588,201	(509,300)	78,901	1,418,248	(210,176)	1,208,072
Small-Cap Equity	899,021	(607,981)	291,040	693,710	(670,376)	23,334
Small-Cap Growth	757,836	(1,211,037)	(453,201)	1,200,025	(1,485,876)	(285,851)
Small-Cap Index	1,640,034	(3,072,626)	(1,432,592)	2,244,408	(3,605,458)	(1,361,050)
Small-Cap Value	687,549	(1,276,520)	(588,971)	1,055,966	(1,121,253)	(65,287)
Health Sciences	561,477	(831,344)	(269,867)	579,929	(730,283)	(150,354)
Real Estate	572,898	(839,605)	(266,707)	1,006,590	(1,232,885)	(226,295)

(1)	Operations commenced on February 13, 2009.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Technology	1,405,034	(1,569,999)	(164,965)	1,602,390	(1,779,162)	(176,772)
Emerging Markets	1,855,953	(1,864,595)	(8,642)	1,812,769	(2,108,013)	(295,244)
International Large-Cap	3,113,639	(5,040,435)	(1,926,796)	3,677,392	(4,982,945)	(1,305,553)
International Small-Cap	902,576	(1,410,736)	(508,160)	1,526,891	(1,193,015)	333,876
International Value	1,431,350	(2,422,316)	(990,966)	1,940,055	(3,102,590)	(1,162,535)
American Funds Asset Allocation (1)	284,720	(196,893)	87,827	197,343	(5,051)	192,292
Pacific Dynamix — Conservative Growth (2)	101,855	(21,400)	80,455	45,297	(933)	44,364
Pacific Dynamix — Moderate Growth (3)	203,258	(25,151)	178,107	69,952	(1,142)	68,810
Pacific Dynamix — Growth (4)	266,269	(82,152)	184,117	122,284	(1,136)	121,148
I	491,805	(550,220)	(58,415)	643,061	(941,938)	(298,877)
II	354,210	(449,240)	(95,030)	409,207	(604,827)	(195,620)
III	182,110	(342,157)	(160,047)	318,588	(509,118)	(190,530)
V	499,640	(746,817)	(247,177)	667,082	(826,965)	(159,883)
BlackRock Basic Value V.I. Class III	539,380	(496,322)	43,058	351,399	(175,518)	175,881
BlackRock Global Allocation V.I. Class III	1,584,860	(1,149,223)	435,637	1,618,421	(812,879)	805,542
Fidelity VIP Contrafund Service Class 2	882,212	(1,361,138)	(478,926)	928,998	(1,040,324)	(111,326)
Fidelity VIP Freedom Income Service Class 2	30,235	(27,325)	2,910	119,795	(89,758)	30,037
Fidelity VIP Freedom 2010 Service Class 2	129,751	(35,463)	94,288	54,620	(16,581)	38,039
Fidelity VIP Freedom 2015 Service Class 2	112,814	(19,664)	93,150	121,561	(65,248)	56,313
Fidelity VIP Freedom 2020 Service Class 2	160,197	(49,692)	110,505	96,388	(54,180)	42,208
Fidelity VIP Freedom 2025 Service Class 2	179,485	(32,293)	147,192	63,028	(34,558)	28,470
Fidelity VIP Freedom 2030 Service Class 2	72,723	(191,988)	(119,265)	286,723	(58,874)	227,849
Fidelity VIP Growth Service Class 2	185,214	(510,257)	(325,043)	140,945	(95,561)	45,384
Fidelity VIP Mid Cap Service Class 2	647,396	(754,272)	(106,876)	776,649	(649,750)	126,899
Fidelity VIP Value Strategies Service Class 2	294,976	(206,947)	88,029	384,663	(365,186)	19,477
Templeton Global Bond Securities Class 2 (5)	1,437,200	(72,389)	1,364,811
GE Investments Total Return Class 3 (5)	13,680	(430)	13,250
Overseas Service Class	2,077,397	(1,343,361)	734,036	1,968,531	(1,652,393)	316,138
Enterprise Service Class	116,289	(205,339)	(89,050)	133,605	(145,079)	(11,474)
Lazard Retirement U.S. Strategic Equity	25,089	(19,656)	5,433	94,195	(53,851)	40,344
Legg Mason ClearBridge Variable Aggressive Growth — Class II	158,218	(163,121)	(4,903)	109,516	(77,838)	31,678
Legg Mason ClearBridge Variable Mid Cap Core — Class II	907,577	(985,838)	(78,261)	165,204	(290,506)	(125,302)
Lord Abbett Fundamental Equity Class VC (5)	210,022	(13,596)	196,426
MFS New Discovery Series Service Class	563,988	(307,348)	256,640	324,037	(89,803)	234,234
MFS Utilities Series Service Class	1,600,083	(372,960)	1,227,123	199,464	(246,404)	(46,940)
Royce Micro-Cap Service Class (5)	85,583	(4,988)	80,595
T. Rowe Price Blue Chip Growth — II	567,929	(433,474)	134,455	411,361	(177,793)	233,568
T. Rowe Price Equity Income — II	1,679,934	(725,676)	954,258	1,218,956	(698,411)	520,545
Van Eck VIP Global Hard Assets	1,739,743	(2,011,766)	(272,023)	1,309,479	(1,249,217)	60,262

(1)	Operations commenced on February 26, 2009.

(2)	Operations commenced on July 6, 2009.

(3)	Operations commenced on May 22, 2009.

(4)	Operations commenced on May 26, 2009.

(5)	Operations commenced during 2010 (See Note 1).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Cash Management (formerly Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly Diversified Research), Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Overseas Service Class, Enterprise Service Class, Lazard Retirement U.S. Strategic Equity, Legg Mason ClearBridge Variable Aggressive Growth — Class II, Legg Mason ClearBridge Variable Mid Cap Core — Class II, Lord Abbett Fundamental Equity Class VC, MFS New Discovery Series Service Class, MFS Utilities Series Service Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck VIP Global Hard Assets (formerly Van Eck Worldwide Hard Assets) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the year or period presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2011

J-1

Pacific Life Insurance Company
Mailing Address:
PO Box 2030
Omaha, Nebraska 68103-2030

Annual Reports
as of December 31, 2010

•	Pacific Select Fund

•	Pacific Select Exec
Separate Account of
Pacific Life Insurance Company

Form No. 15-17463-21